Deferred Revenue	6 Months Ended
Jun. 30, 2022
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 12 – DEFERRED REVENUE

The details of deferred revenue are as follows:

	As of June 30, 2022	As of December 31, 2021

Advance from member services	$89,700	$63,314
Advance from enterprise services	1,141,913	116,093
Total	$1,231,613	$179,407